Summary Of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator: Net loss allocable to Class A ordinary shares
Net income (loss)	$ 8,779,014	$ (1,035,380)
Less: Allocation of net income (loss) to Class B ordinary shares	(1,755,803)	(232,904)
Proportionate share of net income (loss)	7,023,211	(802,476)
Numerator: Net loss allocable to Class B ordinary shares
Net income (loss)	8,779,014	(1,035,380)
Less: Allocation of net income (loss) to Class A ordinary shares	(7,023,211)	(802,476)
Proportionate share of net income (loss)	$ 1,755,803	$ (232,904)
Common Class A [Member]
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic	34,500,000	29,112,329
Weighted Average Number of Shares Outstanding, Diluted	34,500,000	29,112,329
Earnings Per Share, Basic	$ 0.2	$ (0.03)
Earnings Per Share, Diluted	$ 0.2	$ (0.03)
Common Class B [Member]
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic	8,625,000	8,449,315
Weighted Average Number of Shares Outstanding, Diluted	8,625,000	8,449,315
Earnings Per Share, Basic	$ 0.2	$ (0.03)
Earnings Per Share, Diluted	$ 0.2	$ (0.03)